Summary of significant accounting policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Summary Of Significant Accounting Policies [Line Items]
Insurance claim receivables, related party receivables, value-added tax and other tax receivables	$ 10,110
Value added tax and other tax receivable		$ 17,046
Accounts payable for outsourcing	13,354	8,896
Sale of properties, equipment and restaurant businesses	201	6,415	$ 8,184
Lease right of use asset, net	790,969	922,165		$ 896,682
Operating lease liability	809,441
Company-operated Restaurants
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	60,855	115,568	120,839
Franchised Operations
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	$ 26,486	43,039	$ 43,940
Internal Used Software
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	3 years
Minimum | Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Maximum | Building
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	40 years
Maximum | Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	10 years
ASC 842
Summary Of Significant Accounting Policies [Line Items]
Lease right of use asset, net		$ 922,165		913,000
Operating lease liability				$ 913,000